SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Long-term Investment (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Long-term Investments
Impairment of long-term investment	¥ 0	¥ 820